RESERVES (Details Narrative) - shares		12 Months Ended
	Dec. 18, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Issue of Equity, Shares	100	16,800,000	2,307,693,000
Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement	200,000